RECEIVABLE FOR BITCOIN COLLATERAL,NET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
RECEIVABLE FOR BITCOIN COLLATERAL, NET
Receivables for bitcoin collateral	$ 84,838,573
Less: allowance for receivables for bitcoin collateral	(302,006)	$ 0
Total receivable for bitcoin collateral, net	84,536,567
Assets pledged as collateral
RECEIVABLE FOR BITCOIN COLLATERAL, NET
Total receivable for bitcoin collateral, net	$ 3,400,000
Number of bitcoins posted as collateral	88,300,000
Cost of bitcoin	$ 84,800,000